SHARE CAPITAL	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
SHARE CAPITAL [Text Block]

13. Share Capital

a) Authorized

The authorized share capital of the Company consists of unlimited number of common shares and unlimited number of preference shares, issuable in series, with no par value. All shares issued are fully paid.

The holders of common shares are entitled to receive notice of and to attend all meetings of the shareholders of the Company and shall have one vote for each common share held at all meetings of shareholders of the Company, except for meetings at which only holders of another specified class or series of shares are entitled to vote separately as a class or series. Subject to the prior rights of the holders of the preference shares or any other share ranking senior to the common shares, the holders of the common shares are entitled to (a) receive any dividend as and when declared by the board of directors, out of the assets of the Company properly applicable to payment of dividends, in such amount and in such form as the board of directors may from time to time determine, and (b) receive the remaining property of the Company in the event of any liquidation, dissolution or winding up of the Company.

The Company may issue preference shares at any time and from time to time in one or more series with designations, rights, privileges, restrictions and conditions fixed by the board of directors. The preference shares of each series are ranked on parity with the preference shares of every series and are entitled to priority over the common shares and any other shares of the Company ranking junior to the preference shares, with respect to priority in payment of dividends and the return of capital and the distribution of assets of the Company in the event of liquidation, dissolution or winding up of the Company.

b) Issued share capital

The following table summarizes the Company's issued common shares:

	Number of shares	Amount $
Balance - December 31, 2019		79,841,286
February 3, 2020	500,000	135,594
February 6, 2020	22,659	8,502
February 25, 2020	6,000,000	1,807,200
costs of issuance		(80,841)
February 27, 2020	375,000	100,535
June 30, 2020	24,896	8,292
July 31, 2020	8,000,000	2,984,000
August 27, 2020	2,000,000	761,700
costs of issuance		(427,145)
September 9, 2020	20,640	8,578
Balance - December 31, 2020	112,224,174	85,147,700

February 2, 2021	1,930,000	753,183
February 3, 2021	6,070,000	2,374,281
February 12, 2021	3,500,000	1,376,725
March 8, 2021	1,050,000	173,012
costs of issuance		(941,195)
June 21, 2021	600,000	363,600
transfer from contributed surplus		66,083
July 19, 2021	1,401,426	768,808
July 22, 2021	125,000	69,624
July 23, 2021	6,323,574	3,519,954
costs of issuance		(480,970)
October 4, 2021	75,000	51,827
December 1, 2021	1,500,000	880,538
December 21, 2021	300,000	174,060
transfer from contributed surplus		206,765
costs of issuance		(23,481)

Balance - December 31, 2021	135,099,174	94,480,512

February 28, 2022	5,650,000	2,046,620
costs of issuance		(47,036)
March 10, 2022	75,000	51,045
June 8, 2022	700,000	243,348
June 10, 2022	6,050,000	2,103,225
costs of issuance		(47,482)
August 25, 2022	85,000	39,423
September 20, 2022	85,000	38,214
transfer from contributed surplus		8,369

Balance - December 31, 2022	147,744,174	98,916,239

In February 2020, the Company closed a private placement of 6,000,000 common shares of the Company at a price of Cdn$0.40 per share for gross proceeds of $1,807,200 (Cdn$2,400,000). In connection with this private placement, the Company incurred $80,842 of issuance costs settled in cash. A total of 1,790,000 of the common shares were purchased by certain insiders of the Company, including Mr. Kondrat, who purchased 1,440,000 of the common shares. The Company also issued in February 2020, 22,659 common shares at a price of Cdn$0.50 per share as the consideration for certain consulting services rendered by a third party and warrants to purchase 875,000 common shares of the Company were exercised at a price of Cdn$0.36 per share for gross proceeds of $236,129 (Cdn$315,000).

In June 2020, the Company issued 24,896 common shares at a price of Cdn$0.4539 per share, as the consideration for consulting services rendered by a third party.

In July and August 2020, the Company closed, in two tranches, a private placement financing for a total of 10,000,000 common shares of the Company at a price of Cdn$0.50 per share for total gross proceeds of $3,745,700 (Cdn$5,000,000). A total of 3,390,000 of the said shares were purchased by certain insiders of the Company. In connection with this private placement, the Company incurred $427,145 issuance costs settled in cash and warrants.

In September 2020, the Company issued 20,640 common shares at a price of Cdn$0.5475 per share, as the consideration for consulting services rendered by a third party.

In February 2021, the Company completed, in two tranches, a private placement of a total of 11,500,000 units of the Company at a price of Cdn$0.50 per unit for gross proceeds of $4,504,188 (Cdn$5,750,000). Each such unit consisted of one common share of the Company and one-half of one common share purchase warrant of the Company, with each whole common share purchase warrant entitling the holder thereof to acquire one common share of the Company at an exercise price of Cdn$0.75 for a period of 12 months following the closing date of the issuance of the units.

In March 2021, stock options to purchase a total of 1,050,000 common shares of the Company were exercised for gross proceeds of $99,527 (Cdn$126,000).

In June 2021, warrants to purchase 600,000 common shares of the Company were exercised for gross proceeds of $363,600 (Cdn$450,000).

In July 2021, the Company closed a non-brokered private placement of 7,850,000 units of the Company at a price of Cdn$0.70 per unit for gross proceeds of $4,358,386 (Cdn$5,495,000). Each such unit consisted of one common share of the Company and one-half of one common share purchase warrant of the Company, with each whole common share purchase warrant entitling the holder thereof to acquire one common share of the Company at an exercise price of Cdn$0.95 for a period of 12 months following the closing date of the issuance of the units.

In October 2021, stock options to purchase 75,000 common shares of the Company, were exercised for gross proceeds of $41,722 (Cdn$52,500).

In December 2021, warrants to purchase 1,800,000 common shares of the Company were exercised for gross proceeds of $1,054,598 (Cdn$1,350,000)

In February 2022, the Company completed a non-brokered private placement of 5,650,000 units of the Company at a price of Cdn$0.55 per unit for gross proceeds of $2,447,236 (Cdn$3,107,500) and issuance costs of $47,036 (Cdn$59,728). Each such unit consisted of one common share of the Company and one-half of one common share purchase warrant of the Company, with each whole common share purchase warrant entitling the holder thereof to acquire one common share of the Company at an exercise price of Cdn$0.75 for a period of 24 months following the closing date of the issuance of the units.

In March 2022, stock options to purchase 75,000 common shares of the Company were exercised for gross proceeds of $51,045 (Cdn$65,216).

In June 2022, the Company completed a non-brokered private placement financing of 6,750,000 units of the Company at a price of Cdn$0.50 per unit for gross proceeds of $2,641,613 (Cdn$3,375,000) and issuance costs of $47,482 (Cdn$60,665). Each such unit consisted of one common share of the Company and one-half of one common share purchase warrant of the Company, with each whole common share purchase warrant entitling the holder thereof to acquire one common share of the Company at an exercise price of Cdn$0.75 for a period of 24 months following the closing date of the issuance of the units.

In August 2022, stock options to purchase 85,000 common shares of the Company were exercised for gross proceeds of $39,423 (Cdn$56,498). In September 2022, stock options to purchase 85,000 common shares of the Company were exercised for gross proceeds of $38,214 (Cdn$56,498).

As of December 31, 2022, the Company had issued and outstanding 147,744,174 common shares (December 31, 2021 - 135,099,174).

c) Common share purchase warrants

The following table summarizes the Company's common share purchase warrants outstanding as at December 31, 2022:

Date of Grant	Opening Balance	Granted during period	Cancelled	Exercised	Expired	Closing Balance	Exercise Price (Cdn $)	Exercise period (months)	Expiry Date	Remaining contractual life (months)
2020-07-31	123,000	-	-	-	(123,000)	-	$0.61	24	2022-07-31	-
2020-09-18	318,000	-	-	-	(318,000)	-	$0.61	24	2022-08-26	-
2021-02-02	1,050,800	-	-	-	(1,050,800)	-	$0.75	12	2022-02-02	-
2021-02-03	1,001,000	-	-	-	(1,001,000)	-	$0.75	12	2022-02-03	-
2021-02-12	1,504,000	-	-	-	(1,504,000)	-	$0.75	12	2022-02-12	-
2021-07-19	720,513	-	-	-	(720,513)	-	$0.95	12	2022-07-19	-
2021-07-22	70,000	-	-	-	(70,000)	-	$0.95	12	2022-07-22	-
2021-07-23	3,196,928	-	-	-	(3,196,928)	-	$0.95	12	2022-07-23	-
2022-02-28	-	2,873,540	-	-	-	2,873,540	$0.75	24	2024-02-28	14
2022-06-08		350,000	-	-	-	350,000	$0.75	24	2024-06-08	18
2022-06-10	-	3,025,000	-	-	-	3,025,000	$0.75	24	2024-06-10	18
	7,984,241	6,248,540	-	-	(7,984,241)	6,248,540

As at December 30, 2022, the Company had 6,248,540 outstanding common share purchase warrants (December 31, 2021 - 7,984,241).

During the year ended December 31, 2022 the Company issued 2,825,000 common share purchase warrants and 48,540 finder warrants in connection with the February 2022 private placement financing, with issuance costs of $9,205 (Cdn$11,689), and 3,375,000 common share purchase warrants in connection with the June 2022 private placement financing. In addition, 7,984,241 warrants expired unexercised.

During the year ended December 31, 2021, the Company issued 9,674,999 common share purchase warrants and 268,242 finder warrants in connection with the February 2021 and July 2021 private placement financings. In June and December 2021, 2,400,000 warrants were execised at an exercise price of Cdn$0.75 per share.

The value of the warrants was calculated using the Black-Scholes model and the assumptions at grant date and period end date were as follows:

(i) Risk-free interest rate: 0.17% - 3.46%, which is based on the Bank of Canada benchmark bonds yield 2 year rate in effect at the time of grant for bonds with maturity dates at the estimated term of the warrants

(ii) Expected volatility: 61.99% - 92.15%, which is based on the Company's historical stock prices

(iii) Expected life: 1 - 2 year

(iv) Expected dividends: $Nil

d) Loss per share

Basic and diluted loss per share was calculated on the basis of the weighted average number of common shares outstanding for the year ended December 31, 2022 amounting to 143,673,147 (year ended December 31, 2021 - 127,374,340, December 31, 2020 - 105,203,090) common shares. Stock options and warrants were considered anti-dilutive and therefore were excluded from the calculation of diluted (loss) income per share.